Condensed Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net income/(loss)	$ 3,800	$ (36,797)	[1],[2]	$ (106,700)	$ (64,200)	$ (179,294)	$ (137,217)	$ (1,224)
Foreign currency translation adjustments	(8,700)	22,400		(21,000)	13,100	19,197	(4,755)
Comprehensive loss	$ (4,900)	$ (14,400)		$ (127,700)	$ (51,100)	$ (160,097)	$ (141,972)	$ (1,224)

[1]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[2]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.